Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Balance outstanding at year end	$ 10,681	$ 9,968
Average daily balance during the year	11,525	13,020
Average interest rate during the year	0.15%	0.18%
Maximum month-end balance during the year	$ 13,706	$ 15,704
Weighted-average interest rate at year end	0.15%	0.18%